United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-10625

(Investment Company Act File Number)

Federated Core Trust II, L.P.
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  12/31/08

Date of Reporting Period:  Six months ended 6/30/08

Item 1.                      Reports to Stockholders
Market Plus Core Fund

A Portfolio of Federated Core Trust II, L.P.
SEMI-ANNUAL SHAREHOLDER REPORT
June 30, 2008

FINANCIAL HIGHLIGHTS

SHAREHOLDER EXPENSE EXAMPLE

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

PORTFOLIO OF INVESTMENTS

STATEMENT OF ASSETS AND LIABILITIES

STATEMENT OF OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

NOTES TO FINANCIAL STATEMENTS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

QUARTERLY PORTFOLIO SCHEDULE

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended December 31,		Period Ended
	6/30/2008	2007	2006	12/31/2005 [1]
Net Asset Value, Beginning of Period	$12.30	$12.01	$10.32	$10.00
Income From Investment Operations:
Net investment income	0.28	0.68	0.17	0.11
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(1.99)	(0.39)	1.52	0.21
TOTAL FROM INVESTMENT OPERATIONS	(1.71)	0.29	1.69	0.32
Net Asset Value, End of Period	$10.59	$12.30	$12.01	$10.32
Total Return[2]	(13.90)%	2.41%	16.38%	3.20%

Ratios to Average Net Assets:
Net expenses	0.05%[3]	0.05%	0.05%	0.05%[3]
Net investment income	4.96%[3]	5.53%	5.47%	4.30%[3]
Expense waiver/reimbursement[4]	0.64%[3]	0.56%	1.55%	6.45%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$39,622	$46,015	$44,106	$5,160
Portfolio turnover	8%	290%	396%	11%
1Reflects operations for the period from October 4, 2005 (date of initial investment) to December 31, 2005.

2Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3Computed on an annualized basis.

4This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008	Expenses Paid During Period[1]
Actual	$1,000	$861.00	$0.23
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.61	$0.25
1Expenses are equal to the Fund’s annualized net expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Portfolio of Investments Summary Table

At June 30, 2008, the Fund’s portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Mortgage-Backed Securities[2]	53.6%
Corporate Debt Securities	18.4%
U.S. Treasury and Agency Securities[3]	11.1%
Asset-Backed Securities	8.8%
Derivative Contracts[4]	(7.3)%
Cash Equivalents[5]	13.3%
Other Assets and Liabilities – Net[6]	2.1%
TOTAL	100.0%
1See the Fund’s Confidential Private Offering Memorandum for a description of these security types.

2For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.

3For purposes of this table, U.S. Treasury and Agency Securities do not include mortgage-backed securities guaranteed by GSEs.

4Based upon net unrealized appreciation (depreciation) on and value of the derivative contracts (as applicable). Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.

5Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

6Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

June 30, 2008 (unaudited)

Principal Amount or Shares			Value
		ADJUSTABLE RATE MORTGAGES—30.4%
		Federal Home Loan Mortgage Corporation—27.3%
$5,059,741		Federal Home Loan Mortgage Corporation, 5.444%, 12/1/2035	$5,125,007
1,986,622		Federal Home Loan Mortgage Corporation, 5.588%, 5/1/2037	2,016,996
3,623,290		Federal Home Loan Mortgage Corporation, 5.594%, 6/1/2036	3,687,615
		TOTAL	10,829,618
		Federal National Mortgage Association—3.1%
246,981		Federal National Mortgage Association, 4.190%, 5/1/2033	245,684
20,261		Federal National Mortgage Association, 5.110%, 6/1/2035	20,503
93,589		Federal National Mortgage Association, 5.380%, 5/1/2036	95,584
824,565		Federal National Mortgage Association, 5.420%, 4/1/2036	839,933
20,813		Federal National Mortgage Association, 5.630%, 4/1/2035	21,132
		TOTAL	1,222,836
		TOTAL ADJUSTABLE RATE MORTAGES (IDENTIFIED COST $11,889,526)	12,052,454
		ASSET-BACKED SECURITIES—8.8%
		Auto Receivables—3.4%
256,830		Americredit Prime Automobile Receivables Trust 2007-2M A2B, 2.828%, 11/08/2010	254,303
275,000		Carmax Auto Owner Trust 2007-3, 2.871%, 12/15/2011	272,243
365,500		Harley-Davidson Motorcycle Trust 2004-1, 2.530%, 11/15/2011	364,281
450,000		Huntington Auto Trust 2008-1, 3.948%, 4/16/2012	450,706
		TOTAL	1,341,533
		Home Equity Loan—3.1%
14,310		Asset Backed Funding Certificate 2005-OPT1 A1MZ, 2.832%, 7/25/2035	13,138
94,591		Asset Backed Securities Corp. Home Equity Loan Trust 2005-HE5, 2.752%, 6/25/2035	89,606
300,000		Capital One Multi-Asset Execution Trust 2004-B6, 4.150%, 7/16/2012	294,516
8,987		Centex Home Equity 2005-D, 2.752%, 10/25/2035	8,883
48,391		First Franklin Mortgage Loan Asset Backed Certificates 2006-FFH1, 2.612%, 1/25/2036	48,104
46,916		GSAA Home Equity Trust 2005-15 1A2, 2.862%, 1/25/2036	35,884
75,000		GSAA Home Equity Trust 2005MTR1 A3, 2.792% 10/25/2035	60,199
48,045		GSAMP Trust 2005-SEA2 A1, 2.832%, 1/25/2045	42,791
58,987		Merrill Lynch Mortgage Investors Trust 2005-WMC2, 2.742%, 4/25/2036	55,393
280,000		Morgan Stanley ABS Capital I 2004-OP1 M3, 3.162%, 11/25/2034	246,227
95,788		Morgan Stanley ABS Capital I 2005-HE3, 2.862%, 7/25/2035	90,990
140,725		Morgan Stanley ABS Capital I 2005-WMC4 M1, 2.892%, 4/25/2035	111,608
32,773		Nomura Home Equity Loan Inc 2006-HE2 A1, 2.542%, 3/25/2036	32,712
68,742		Option One Mortgage Loan Trust 2005-1 A1B, 2.813%, 2/25/2035	64,436
44,025		Popular ABS Mortgage Pass-Through Trust 2005-5 AV2B, 2.743%, 11/25/2035	43,719
		TOTAL	1,238,206
		Non-Agency Mortgage—2.3%
423,237		Countrywide Alternative Loan Trust 2007-OA9 A2, 2.832%, 6/25/2047	297,256
31,775		Harborview Mortgage Loan Trust 2006-1 2A1A, 2.722%, 3/19/2037	23,963
462,308		Harborview Mortgage Loan Trust 2007-1, 2.627%, 4/19/2038	330,844
498,325	[1,2]	KLIO Funding Ltd. 2004-1A A1, 3.334%, 4/23/2039	174,684
68,113		Washington Mutual 2003-S4 1A3, 2.982%, 6/25/2018	66,219
22,044		Washington Mutual 2005-AR17 A-1A1, 2.752%, 12/25/2045	16,263
		TOTAL	909,229
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $4,160,666)	3,488,968
		COLLATERALIZED MORTGAGE OBLIGATIONS—6.7%
		Federal Home Loan Mortgage Corporation—0.4%
91,838		Federal Home Loan Mortgage Corporation REMIC 2395 FA, 3.071%, 6/15/2029	91,028
65,560		Federal Home Loan Mortgage Corporation REMIC 2395 FT, 2.921%, 12/15/2031	64,754
		TOTAL	155,782
		Federal National Mortgage Association - 3.1%
99,015		Federal National Mortgage Association REMIC 0287A FB, 2.993%, 10/25/2031	98,135
127,702		Federal National Mortgage Association REMIC 1993-179 FJ, 3.650%, 10/25/2023	129,363
37,462		Federal National Mortgage Association REMIC 1993-247 FM, 4.311%, 12/25/2023	37,349
965,242		Federal National Mortgage Association REMIC 2002-25 FX, 3.483%, 4/25/2032	972,166
		TOTAL	1,237,013
		Non-Agency Mortgage—3.2%
334,765		Citigroup Mortgage Loan Trust 2004-UST1 A2, 4.273%, 8/25/2034	329,294
269,778		Washington Mutual 2006-AR1 2A1B, 4.598%, 1/25/2046	184,476
366,995		Washington Mutual 2006-AR15 1A, 4.368%, 11/25/2046	250,166
291,050		Washington Mutual 2006-AR17 1A, 4.348%, 12/25/2046	221,117
146,053		Washington Mutual 2002-AR6, 4.928%, 6/25/2042	132,780
356,665		Washington Mutual Mortgage Pass-Through Certificates 2007-OA3 DA1C, 2.802%, 4/25/2047	138,566
		TOTAL	1,256,399
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $3,176,494)	2,649,194
		CORPORATE BONDS—18.4%
		Communications – Telecom Wireless—1.5%
600,000		Vodafone Group PLC, Note, 2.918%, 2/27/2012	572,780
		Communications - Telecom Wirelines—1.8%
50,000		SBC Communications, Inc., 2.888%, 11/14/2008	50,061
300,000		Telecom Italia Capital, Note, 3.352%, 2/01/2011	287,611
400,000		Telefonica SA, Floating Rate Note, 3.102%, 6/19/2009	397,192
		TOTAL	734,864
		Consumer Cyclical - Entertainment—1.3%
515,000		Time Warner, Inc., Floating Rate Note, 2.915%, 11/13/2009	504,409
		Energy - Independent—0.7%
280,000		Anadarko Petroleum Corp., Floating Rate Note, 3.176%, 9/15/2009	276,875
		Financial Institution - Banking—9.4%
900,000		Chase Manhattan Corp., Company Guarantee, 3.372%, 2/01/2027	703,948
900,000		NationsBank Capital Trust III, Bond, 3.263%, 1/15/2027	705,990
40,000		Popular North America, Inc., 3.127%, 4/06/2009	39,140
1,100,000		State Street Capital Trust IV, 3.776%, 6/15/2037	851,730
900,000		Wachovia Capital Trust II, Company Guarantee, 3.213%, 1/15/2027	664,151
900,000		Wells Fargo Capital II, Company Guarantee, 3.399%, 1/30/2027	760,506
		TOTAL	3,725,465
		Financial Institution - Brokerage—0.2%
50,000		Goldman Sachs Group, Inc., Floating Rate Note, 3.400%, 9/29/2014	46,662
50,000		Morgan Stanley Group, Inc., 2.983%, 1/18/2011	47,689
		TOTAL	94,351
		Financial Institution - Finance Noncaptive—2.1%
400,000		American Express Credit Corp., Floating Rate Note, 3.882%, 5/27/2010	400,205
310,000		CIT Group, Inc., Sr. Note, 2.935%, 2/13/2012	245,148
250,000		Capmark Financial Group, Inc., Company Guarantee, 3.365%, 5/10/2010	192,812
		TOTAL	838,165
		Financial Institution - Insurance - P&C—1.4%
30,000		CNA Financial Corp., 6.500%, 8/15/2016	28,997
500,000	[1,2]	ZFS Finance USA Trust III, Floating Rate Note, 3.926%, 12/15/2065	519,293
		TOTAL	548,290
		TOTAL CORPORATE BONDS (IDENTIFIED COST $8,381,288)	7,295,199
		MORTGAGE-BACKED SECURITIES—16.5%
		Federal Home Loan Mortgage Corporation—12.4%
1,612,417		Federal Home Loan Mortgage Corporation Pool G08153, 7.000%, 30 Year, 9/1/2036	1,693,806
558,937		Federal Home Loan Mortgage Corporation Pool G18124, 6.000%, 15 Year, 6/1/2021	572,943
2,581,187		Federal Home Loan Mortgage Corporation Pool G18136, 6.000%, 15 Year, 8/1/2021	2,645,867
		TOTAL	4,912,616
		Federal National Mortgage Association—4.1%
397,281		Federal National Mortgage Association Pool 256360, 7.000%, 30 Year, 8/1/2036	417,024
1,166,801		Federal National Mortgage Association Pool 895073, 7.000%, 30 Year, 8/1/2036	1,224,785
		TOTAL	1,641,809
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $6,434,229)	6,554,425
		U.S. TREASURY —11.1%
4,400,000	[3,4]	United States Treasury Bill, 1.58%, 7/24/2008 (IDENTIFIED COST $4,393,253)	4,395,762
		MUTUAL FUND—13.3%
5,247,201	[5,6]	Prime Value Obligations Fund, Institutional Shares, 2.63% (AT NET ASSET VALUE)	5,247,201
		TOTAL INVESTMENTS — 105.2%(IDENTIFIED COST $43,682,657) [7]	41,683,203
		OTHER ASSETS AND LIABILITIES – NET – (5.2)%[8]	(2,061,065)
		TOTAL NET ASSETS – 100%	$39,622,138
At June 30, 2008, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/(Depreciation)
9S&P 500 Index Long Futures	6	$1,921,650	September 2008	$(115,920)
9S&P 500 Mini Index Long Futures	4	$256,200	September 2008	$(15,500)
9U.S. Treasury Notes 2-Year Long Futures	45	$9,504,141	September 2008	$68,746
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(62,674)
At June 30, 2008, the Fund had the following open swap contracts:

Total Return Swaps Counterparty	Reference Index	Buy/Sell	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Value
Merrill Lynch International	S&P 500 Total Return	Buy	2.67%	10/06/2008	$8,076,835	$(545,139)
Merrill Lynch International	S&P 500 Total Return	Buy	2.68%	9/08/2008	$31,939,620	$(2,267,790)
TOTAL VALUE OF TOTAL RETURN SWAPS						$(2,812,929)
Net Unrealized Depreciation on Futures Contracts and Value of Swap Contracts is included in “Other Assets and Liabilities – Net”.

1Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2008, these restricted securities amounted to $693,977, which represented 1.8% of total net assets.

2Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Directors (the “Directors”). At June 30, 2008, these liquid restricted securities amounted to $693,977, which represented 1.8% of total net assets.

3Discount rate at time of purchase.

4Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

5Affiliated company.

67-Day net yield.

7Also represents cost for federal tax purposes.

8Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

9Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2008.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$5,247,201	$(62,674)
Level 2 – Other Significant Observable Inputs	36,436,002	(2,812,929)
Level 3 – Significant Unobservable Inputs	—	—
TOTAL	$41,683,203	$(2,875,603)
*Other financial instruments include futures contracts and swap contracts.

The following acronym is used throughout this portfolio:

REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2008 (unaudited)

Assets:
Total investments in securities, at value including $5,247,201 of investments in an affiliated issuer (Note 5) (identified cost $43,682,657)		$41,683,203
Income receivable		360,734
Receivable for investments sold		392,362
Receivable for daily variation margin		6,772
TOTAL ASSETS		42,443,071
Liabilities:
Swaps, at value	$2,812,929
Accrued expenses	8,004
TOTAL LIABILITIES		2,820,933
Net assets for 3,742,531 shares outstanding		$39,622,138
Net Assets Consist of:
Paid-in capital		$40,726,195
Net unrealized depreciation of investments, futures contracts and swap contracts		(4,875,057)
Accumulated net realized loss on investments, futures contracts and swap contracts		(851,190)
Undistributed net investment income		4,622,190
TOTAL NET ASSETS		$39,622,138
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$39,622,138 ÷ 3,742,531 shares outstanding, no par value, unlimited shares authorized		$10.59
See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2008 (unaudited)

Investment Income:
Dividends received from affiliated issuers (Note 5)			$64,731
Interest			985,567
TOTAL INCOME			1,050,298
Expenses:
Administrative personnel and services fee (Note 5)		$74,591
Custodian fees		4,839
Transfer and dividend disbursing agent fees and expenses		5,927
Directors’/Trustees’ fees		3,671
Auditing fees		8,951
Legal fees		9,471
Portfolio accounting fees		35,199
Insurance premiums		1,703
Miscellaneous		1,110
TOTAL EXPENSES		145,462
Waiver and Reimbursement (Note 5):
Waiver of administrative personnel and services fee	$(74,591)
Reimbursement of other operating expenses	(60,384)
TOTAL WAIVER AND REIMBURSEMENT		(134,975)
Net expenses			10,487
Net investment income			1,039,811
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Swap Contracts:
Net realized gain on investments			41,863
Net realized loss on futures contracts			(479,159)
Net realized loss on swap contracts			(3,415,765)
Net change in unrealized depreciation of investments			(1,208,163)
Net change in unrealized depreciation of futures contracts			(1,301)
Net change in unrealized depreciation of swap contracts			(2,369,767)
Net realized and unrealized loss on investments, futures contracts and swap contracts			(7,432,292)
Change in net assets resulting from operations			$(6,392,481)
See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2008	Year Ended 12/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,039,811	$2,578,877
Net realized gain (loss) on investments, futures contracts and swap contracts	(3,853,061)	241,987
Net change in unrealized appreciation/depreciation of investments, futures contracts and swap contracts	(3,579,231)	(1,822,364)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(6,392,481)	998,500
Share Transactions:
Proceeds from sale of shares	—	1,000,000
Change in net assets	(6,392,481)	1,998,500
Net Assets:
Beginning of period	46,014,619	44,016,119
End of period (including undistributed net investment income of $4,622,190 and $3,582,379, respectively)	$39,622,138	$46,014,619
See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2008 (unaudited)

1. ORGANIZATION
Market Plus Core Fund (the “Fund”) is a diversified portfolio of Federated Core Trust II, L.P. (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”). The Trust is a limited partnership that was established under the laws of the State of Delaware on November 13, 2000 and offered only to registered investment companies and other accredited investors. The Trust consists of two portfolios. The financial statements included herein are only those of the Fund. Each portfolio pays its own expenses. The Fund’s investment objective is to seek total return over the business cycle (which may be longer or shorter than a 12-month period) in excess of the S&P 500 Index.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. All net income earned and gain/loss (realized and unrealized) will be allocated daily to the shareholders based on their capital contributions to the Fund. The Fund does not currently intend to declare and pay distributions.

Premium and Discount Amortization/ Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

As a partnership, the Fund is not subject to U.S. federal income tax. Instead, each investor reports separately on its own federal income tax return its allocated portion of the Fund’s income, gain, losses, deduction and credits. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes,” on January 1, 2007. As of and during the six months ended June 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2008, tax years 2004 through 2007 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the state of Delaware.

Withholding taxes and where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, foreign exchange and other swap agreements.

Total return swap agreements involve the commitment to pay or receive an amount generally determined by reference to an interest rate in exchange for a specific market-linked return, based on notional amounts. To the extent that the total return of the security or index underlying the transactions exceeds or falls short of the offsetting interest rate based obligation, the Fund receives or makes a payment to the counterparty.

Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Swaps at value on the Statement of Assets and Liabilities, and periodic payments are reported as Net realized gain or loss on swap contracts in the Statement of Operations. For the six months ended June 30, 2008, the Fund had a net realized loss on swap contracts of $3,415,765.

Swap contracts outstanding at period end are listed after the Fund’s portfolio of investments.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cashflows, enhance yield and to establish and maintain continual economic exposure to the changes in the value of the S&P 500 Index and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended June 30, 2008, the Fund had a net realized loss on futures contracts of $479,159.

Futures contracts outstanding at period end are listed after the Fund’s portfolio of investments.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CONTRIBUTIONS/WITHDRAWALS
Transactions in shares were as follows:

	Six Months Ended 6/30/2008	Year Ended 12/31/2007
Proceeds from contributions	—	77,881

4. FEDERAL TAX INFORMATION

At June 30, 2008, the cost of investments for federal tax purposes was $43,682,657. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts and swap contracts was $1,999,454. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $313,872 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,313,326.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Counseling is the Fund’s investment adviser (the “Adviser”), subject to the oversight of the Directors. The Adviser provides investment adviser services at no fee, because all investors in the Fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion. For the six months ended June 30, 2008, the Adviser voluntarily reimbursed $60,384 of other operating expenses.

Administrative Fee

Federated Administrative Services, Inc. (FASI), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FASI is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Trust
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio. FASI may voluntarily choose to waive any portion of its fee. FASI can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2008, FASI waived its entire fee of $74,591.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated companies during the six months ended June 30, 2008 were as follows:

Affiliates	Balance of Shares Held 12/31/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 6/30/2008	Value	Dividend Income
High Yield Bond Portfolio	223,866	158,581	382,447	—	$—	$22,779
Prime Value Obligations Fund, Institutional Shares	2,828,288	15,539,679	13,120,766	5,247,201	5,247,201	41,952
TOTAL OF AFFILIATED TRANSACTIONS	3,052,154	15,698,260	13,503,213	5,247,201	$5,247,201	$64,731

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2008, were as follows:

Purchases	$3,034,776
Sales	$4,582,477

7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of June 30, 2008, there were no outstanding loans. During the six months ended June 30, 2008, the Fund did not utilize the LOC.

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of June 30, 2008, there were no outstanding loans. During the six months ended June 30, 2008, the program was not utilized.

9. LEGAL PROCEEDINGS
Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel have been defending this litigation, and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS
In March 2008, FASB released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

Evaluation and Approval of Advisory Contract

MARKET PLUS CORE FUND (THE “FUND”)
The Fund’s Board reviewed the Fund’s investment advisory contract at meetings held in May 2008. The Board’s decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.  The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.

The Federated funds’ Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below.  The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades.  The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services.  The Board was aware of these factors and was guided by them in its review of the Fund’s advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel.  Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer’s evaluation.  Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurred.  Between regularly scheduled meetings, the Board has received information on particular matters as the need arose.  Thus, the Board’s consideration of the advisory contract included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s investment philosophy, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance, and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates.  The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them.  The Board’s evaluation process is evolutionary.  The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Because the Adviser does not charge the Fund an investment advisory fee, the Fund’s Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds.  Because the Adviser does not charge an investment advisory fee for its services, these reports generally cover fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator).  The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades.  In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies.  In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated’s profit margins did not appear to be excessive and the Board agreed.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations.  Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative.  In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant.  With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 are available, without charge and upon request, by calling 1-800-341-7400.  These materials are also available at the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.).

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Cusip 31409R300

35316 (8/08)

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                      Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Core Trust II, L.P.

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	August 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	August 21, 2008

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	August 21, 2008